Segment Information	12 Months Ended
Dec. 31, 2010
Segment Information [Abstract]
SEGMENT INFORMATION

26.	SEGMENT INFORMATION

During the periods presented, the Company operated through three segments: Global; North America and International. Global provides specialist brokerage and consulting services to clients worldwide for specific industrial and commercial activities and is organized by specialism. North America and International predominantly comprise our retail operations which provide services to small, medium and major corporates, accessing Global’s specialist expertise when required.

The Company evaluates the performance of its operating segments based on organic revenue growth and operating income. For internal reporting and segmental reporting, the following items for which segmental management are not held accountable are excluded from segmental expenses:

i)	costs of the holding company;

ii)	foreign exchange loss from the devaluation of the Venezuelan currency;

iii)	foreign exchange hedging activities, foreign exchange movements on the UK pension plan asset and foreign exchange gains and losses from currency purchases and sales;

iv)	amortization of intangible assets;

v)	gains and losses on the disposal of operations and major properties;

vi)	significant legal settlements which are managed centrally;

vii)	integration costs associated with the acquisition of HRH; and

viii)	costs associated with the redomicile of the Company’s parent company from Bermuda to Ireland.

The accounting policies of the operating segments are consistent with those described in Note 2 — Basis of Presentation and Significant Accounting Policies. There are no inter-segment revenues, with segments operating on a revenue-sharing basis equivalent to that used when sharing business with other third-party brokers.

Effective January 1, 2011, the Company changed its internal reporting structure; Global Markets International, previously reported within the International segment, is now reported in the Global segment. In addition, Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. Segmental information disclosures below have been retrospectively revised to reflect the changes to our reporting structure outlined above.

Selected information regarding the Company’s operating segments is as follows:

							Interest in
							earnings
					Depreciation		of
	Commissions	Investment	Other	Total	and	Operating	associates
	and fees	income	income	revenues	amortization	income	net of tax
	(millions)

Year ended December 31, 2010(i)
Global	$994	$9	$—	$1,003	$18	$320	$—
North America	1,369	15	1	1,385	23	320	—
International	937	14	—	951	22	226	23

Total Retail	2,306	29	1	2,336	45	546	23

Total Operating Segments	3,300	38	1	3,339	63	866	23
Corporate and Other(ii)	—	—	—	—	82	(113)	—

Total Consolidated	$3,300	$38	$1	$3,339	$145	$753	$23

Year ended December 31, 2009(i)
Global	$931	$17	$—	$948	$15	$315	$—
North America	1,381	15	3	1,399	23	328	—
International	898	18	—	916	26	216	33

Total Retail	2,279	33	3	2,315	49	544	33

Total Operating Segments	3,210	50	3	3,263	64	859	33
Corporate and Other(ii)	—	—	—	—	100	(165)	—

Total Consolidated	$3,210	$50	$3	$3,263	$164	$694	$33

Year ended December 31, 2008(i)
Global	$894	$34	$—	$928	$13	$288	$—
North America	925	15	2	942	16	147	—
International	925	32	—	957	25	253	22

Total Retail	1,850	47	2	1,899	41	400	22

Total Operating Segments	2,744	81	2	2,827	54	688	22
Corporate and Other(ii)	—	—	—	—	36	(185)	—

Total Consolidated	$2,744	$81	$2	$2,827	$90	$503	$22

(i)	Effective January 1, 2011, the Company changed its internal reporting structure; Global Markets International, previously reported within the International segment, is now reported in the Global segment. In addition, Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. As a result of these changes, full year 2010 revenues of $133 million (2009: $126 million; 2008: $134 million), previously allocated to our International segment, have been included in Global $123 million (2009: $113 million; 2008: $114 million); and North America: $10 million (2009: $13 million; 2008: $20 million). Operating income of $59 million (2009: $60 million; 2008: $53 million) previously allocated to our International segment, have been included in Global $58 million (2009: $60 million; 2008: $48 million); and North America: $1 million (2009: $nil; 2008: $5 million).
(ii)	Corporate and Other includes the following:

	Years ended December 31,
	2010	2009	2008
	(millions)

Amortization of intangible assets	$(82)	$(100)	$(36)
Foreign exchange hedging	(16)	(42)	(13)
Foreign exchange on the UK pension plan asset	3	(6)	(34)
HRH integration costs	—	(18)	(5)
Net (loss) gain on disposal of operations	(2)	13	—
2008 expense review	—	—	(92)
Gain on disposal of London headquarters	—	—	7
Venezuela currency devaluation	(12)	—	—
Release of previously established legal provision	7	—	—
Redomicile of parent company costs	—	(6)	—
Other	(11)	(6)	(12)

Total corporate and other	$(113)	$(165)	$(185)

The following table reconciles total consolidated operating income, as disclosed in the operating segment tables above, to consolidated income from continuing operations before income taxes and interest in earnings of associates.

	Years ended December 31,
	2010	2009	2008
	(millions)

Total consolidated operating income	$753	$694	$503
Interest expense	(166)	(174)	(105)

Income from continuing operations before income taxes and interest in earnings of associates	$587	$520	$398

The Company does not routinely evaluate the total asset position by segment, and the following allocations have been made based on reasonable estimates and assumptions:

	December 31,
	2010	2009
	(millions)

Total assets:
Global	$9,636	$9,544
North America	4,039	4,414
International	2,102	2,240

Total Retail	6,141	6,654

Total Operating Segments	15,777	16,198
Corporate and Eliminations	70	(573)

Total Consolidated	$15,847	$15,625

(i)	Effective January 1, 2011, the Company changed its internal reporting structure; Global Markets International, previously reported within the International segment, is now reported in the Global segment. In addition, Mexico Retail, which was previously reported within the International segment, is now reported in the North America segment. As a result of these changes, total assets of $7 million (2009: $6 million), previously allocated to our International segment, have been included in North America.

Operating segment revenue by product is as follows:

	Years ended December 31,
	2010	2009	2008	2010	2009	2008	2010	2009	2008	2010	2009	2008
	Global			North America			International			Total
	(millions)

Commissions and fees:
Retail insurance services	$—	$—	$—	$1,369	$1,381	$925	$937	$898	$925	$2,306	$2,279	$1,850
Specialty insurance services	994	931	894	—	—	—	—	—	—	994	931	894

Total commissions and fees	994	931	894	1,369	1,381	925	937	898	925	3,300	3,210	2,744
Investment income	9	17	34	15	15	15	14	18	32	38	50	81
Other income	—	—	—	1	3	2	—	—	—	1	3	2

Total Revenues	$1,003	$948	$928	$1,385	$1,399	$942	$951	$916	$957	$3,339	$3,263	$2,827

None of the Company’s customers represented more than 10 percent of the Company’s consolidated commissions and fees for the years ended December 31, 2010, 2009 and 2008.

Information regarding the Company’s geographic locations is as follows:

	Years ended December 31,
	2010	2009	2008
	(millions)

Commissions and fees(i)
UK	$902	$859	$860
US	1,510	1,518	1,054
Other(ii)	888	833	830

Total	$3,300	$3,210	$2,744

	December 31,
	2010	2009
	(millions)

Fixed assets
UK	$163	$172
US	178	141
Other(ii)	40	39

Total	$381	$352

(i)	Commissions and fees are attributed to countries based upon the location of the subsidiary generating the revenue.

(ii)	Other than in the United Kingdom and the United States, the Company does not conduct business in any country in which its commissions and fees and/or fixed assets exceed 10 percent of consolidated commissions and fees and/or fixed assets, respectively.